Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

16.	COMMITMENT AND CONTINGENCIES
Commitment for cloud services
Future minimum payments under non-cancelable agreements for cloud services consist of the following as of December 31, 2021.

	Total	Less than 1 Year	1-3 Years	More than 3 Years
Purchase obligations	108,334	54,167	54,167	—
Capital commitment
As of December 31, 2021, commitments for the purchase of fixed assets are immaterial.
Litigation and investigation
The Group and certain of its current and former officers have been named as defendants in two putative securities class actions filed on June 25, 2020 and July 31, 2020 respectively in the U.S. District Court for the Central District of California. On August 24, 2020, the Court consolidated the two cases under the caption
In Re: Cheetah Mobile, Inc. Securities Litigation
(Case No. 2:20-cv-05696). On March 15, 2021, an amended complaint was filed. According to the amended complaint, the action is purportedly brought on behalf of a class of persons who allegedly suffered damages as a result of their trading in our ADRs between April 26, 2017 and March 24, 2020. The action alleges that the Group made false or misleading statements regarding the Group’s business and operations in violation of the Sections 10(b) and 20(a) of the U.S. Securities Exchange Act of 1934, and Rule 10b-5 promulgated thereunder. Briefing on the Group’s motion to dismiss the complaint was completed in July 2021. On March 30, 2022, the Court granted the Group’s motion to dismiss, with leave for Plaintiffs to amend the complaint. On May 6, 2022, the parties reached a stipulation, pursuant to which Plaintiffs voluntarily dismissed the claims asserted in the action, and agreed that they would not amend the complaint or appeal the Court’s order. The case is now closed. Lawsuits such as this could divert a significant amount of the Group’s attention and other resources from the Group’s business and operations, which could harm the Group’s results of operations and require the Group to incur significant expenses to defend the lawsuit. Any such lawsuit, whether or not successful, could harm the Group’s reputation and restrict the Group’s ability to raise capital in the future. In addition, if a claim is successfully made against the Group, the Group may be required to pay significant damages, which could have a material adverse effect on the Group’s financial condition and results of operations. Furthermore, there can be no assurance that the Group’s insurance carriers will cover all or part of the defense costs, or any liabilities that may arise from these matters. The Group also may be subject to claims for indemnification related to these matters, and the Group cannot predict the impact that indemnification claims may have on the Group’s business, financial condition or results of operations.
The Staff of the Division of Enforcement of the SEC is conducting an investigation relating to the Company’s disclosures for fiscal year 2015 regarding its relationship with one of its advertising business partners. The SEC investigation also relates to Rule 10b5-1 trading plans entered into by certain current and former officers and directors of the Company and sales of the Company’s ADS under those plans in 2015 and 2016. The Company and its current and former officers and directors have been fully cooperating with the SEC and are in discussions with the SEC concerning the potential outcome of the investigation. While the Group believe the SEC investigation is nearing conclusion, the exact duration and outcome of the SEC matter cannot be predicted at this time. A settlement or litigation with the SEC could include allegations by the SEC of violations of the U.S. securities laws against the Company and/or the current and former officers and directors of the Company involved, seeking various remedies, including penalties, fines, injunctive relief, a cease and desist order, officer and director bars, certain compliance undertakings and other limitations or sanctions under the U.S. securities laws. The Company recorded a loss contingency amounting to US
$1.5
million as of December 31, 2020. Based on recent developments, in the opinion of management and based on advice of the Company’s legal counsel, the Company is currently unable to ascertain the ultimate outcome, including an estimate of the amount of the loss or a range of loss, if any, in connection with the SEC investigation or any potential litigation. Therefore, the amount of loss cannot be reasonably estimated, and the Company reversed the
previously accrued loss contingency as of December 31, 2021.
Except for the class actions and investigation mentioned above, the Group is involved in several other proceedings as of December 31, 2021 which are either immaterial, or the Group does not believe that a reasonable possibility of loss has been incurred as the proceedings are in the early stages, and/or there is a lack of clear or consistent interpretation of laws specific to the industry-specific complaints among different jurisdictions. As a result, there is considerable uncertainty regarding the timing or ultimate resolution of such matters, which includes eventual loss, fine, penalty or business impact, if any, and therefore, an estimate for the reasonably possible loss or a range of reasonably possible losses cannot be made. However, the Group believes that such matters, individually and in the aggregate, when finally resolved, are reasonably likely not to have a material adverse effect on the Group’s consolidated results of operations, financial position and cash flows.